Leases (Tables)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Lease Costs	The Company recorded the following lease costs:
	For the period from February 14, 2024 through March 31, 2024 (Successor)	For the period from January 1, 2024 through February 13, 2024 (Predecessor)	For the Three months ended March 31, 2023 (Predecessor)
Operating leases:
Operating lease cost	$118,446	$110,885	$229,331
Variable operating lease cost	90,155	84,401	147,962
Total lease cost	$208,601	$195,286	$377,293
The Company recorded the following lease costs:
	For the year ended December, 31
	2023	2022
Operating leases:
Operating lease cost	$930,913	$917,324
Variable lease cost	637,016	545,220
Total lease cost	$1,567,929	$1,462,544

Cash paid for amounts included in the measurement of lease liabilities	$933,221	$906,040
Right-of-use assets, net	2,189,565	2,846,041
Operating lease liabilities, current	769,092	672,374
Operating lease liabilities, non-current	1,575,499	2,344,590
Total operating lease liabilities	$2,344,591	$3,016,964
Weighted-average remaining lease term of operating leases (in years)	2.75	3.75
Weighted-average discount rate for operating leases	9.60%	9.60%

Schedule of Operating Lease Liabilities
	March 31, 2024	December 31, 2023
	(Successor)	(Predecessor)
Right-of-use assets, net	$2,015,047	$2,189,565
Operating lease liabilities, current	$794,893	$769,092
Operating lease liabilities, non-current	1,366,585	1,575,499
Total operating lease liabilities	$2,161,478	$2,344,591

Weighted-average remaining lease term of operating leases (in years)	2.50	2.75
Weighted-average discount rate for operating leases	9.60%	9.60%

Schedule of Maturity Lease Liabilities	Maturity of the Company’s lease liabilities as of March 31, 2024:
Remainder of 2024	723,293
2025	990,055
2026	726,394
Total lease payments	2,439,742
Less: imputed interest	(278,264)
Total lease liabilities	$2,161,478
The following table reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year to the total operating lease liabilities recognized on the balance sheets as of December 31, 2023:
Year ending December 31:	Operating Leases
2024	961,218
2025	990,055
2026	726,394
Total lease payments	2,677,667
Less imputed interest	(333,076)
Total lease liabilities	$2,344,591